INCOME TAX	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE 10 – INCOME TAX

The Company has not recognized an income tax benefit for its operating losses generated based on uncertainties concerning its ability to generate taxable income in future periods. The tax benefit for the period presented is offset by a valuation allowance established against deferred tax assets arising from the net operating losses, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

United States

Net operation losses (“NOLs”) can carry forward indefinitely up to offset 80% of taxable income after CARES Act effect on December 31, 2017. As of September 30, 2025, deferred tax assets resulted from NOLs of approximately $250,000, respectively. The deferred tax asset has been fully reserved by a valuation allowance as the Company believes they will most-likely-than-not realize the benefits.

Hong Kong

Companies incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% on its taxable income generated from operations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

Effective on January 1, 2008, the PRC Enterprise Income Tax Law, EIT Law, and Implementing Rules impose a unified enterprise income tax rate of 25% on all domestic-invested enterprises and foreign investment enterprises in PRC, unless they qualify under certain limited exceptions. As such, starting from January 1, 2008, the Company’s subsidiaries in PRC are subject to an enterprise income tax rate of 25%. NOLs can typically carried forward for a certain number of years (usually five years) to offset against future taxable income. As of September 30, 2025, the Company’s PRC operations had net operating losses which resulted in deferred tax assets of approximately $226,000. The deferred tax asset has been fully reserved for valuation allowance as the Company believes they will most-likely-than-not realize the benefits.

Income Taxes Paid

For the six months ended September 30, 2025, the Company paid income taxes of $10,388 in China , and did not pay any income taxes domestically or in foreign jurisdictions for the six months ended September 30, 2024.

The following table summarizes the taxable income (loss) before income taxes by jurisdiction:

	Six months ended September 30,
	2025	2024
United States	$(405,811)	$(70,281)
Hong Kong	-	-
China	227,286	(341,373)
Total	$(178,525)	$(411,654)

The following table summarizes a reconciliation of income tax expense for operations, calculated at the statutory income tax rate to total income tax expense (benefit):

	Six months ended September 30,
	2025	2024
Loss before income taxes	$(178,525)	$(411,654)
U.S. federal tax benefits (21%)	(85,220)	(14,759)
State tax benefit, net of federal benefits	(30,436)	(5,271)
PRC tax expenses (benefits) (25%)	56,821	(85,343)
Hong Kong tax benefits (16.5%)	-	-
Income tax benefits at statutory rate	(58,835)	(105,373)
Foreign tax rate differential	-	-
Change in valuation allowance	75,280	105,373
Other	-	-
Provision for income taxes expenses	$16,445	$-
Effective tax rate	(13.21)%	0%

NOTE 10 – INCOME TAX

The Company has not recognized an income tax benefit for its operating losses generated based on uncertainties concerning its ability to generate taxable income in future periods. The tax benefit for the period presented is offset by a valuation allowance established against deferred tax assets arising from the net operating losses, the realization of which could not be considered more likely than not. In future periods, tax benefits and related deferred tax assets will be recognized when management considers realization of such amounts to be more likely than not.

United States

Net operation losses (“NOLs”) can carry forward indefinitely up to offset 80% of taxable income after CARES Act effect on December 31, 2017. As of March 31, 2025, deferred tax assets resulted from NOLs of approximately $165,000, respectively. The deferred tax asset has been fully reserved by a valuation allowance as the Company believes they will most-likely-than-not realize the benefits.

Hong Kong

Companies incorporated in Hong Kong are subject to Hong Kong Profits Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. The applicable tax rate is 16.5% on its taxable income generated from operations in Hong Kong. The Company did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong since inception. Additionally, payments of dividends by the subsidiary incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

PRC

Effective on January 1, 2008, the PRC Enterprise Income Tax Law, EIT Law, and Implementing Rules impose a unified enterprise income tax rate of 25% on all domestic-invested enterprises and foreign investment enterprises in PRC, unless they qualify under certain limited exceptions. As such, starting from January 1, 2008, the Company’s subsidiaries in PRC are subject to an enterprise income tax rate of 25%. NOLs can typically carried forward for a certain number of years (usually five years) to offset against future taxable income. As of March 31, 2025, the Company’s PRC operations had net operating losses which resulted in deferred tax assets of approximately $169,000. The deferred tax asset has been fully reserved for valuation allowance as the Company believes they will most-likely-than-not realize the benefits.

Income Taxes Paid

For the years ended March 31, 2025 and 2024, the Company did not pay any income taxes, either domestically or in foreign jurisdictions.

The following table summarizes the taxable income (loss) before income taxes by jurisdiction:

	Years ended March 31,
	2025	2024
United States	$(322,344)	$(135,502)
Hong Kong	-	-
China	(398,065)	(277,469)
Total	$(720,409)	$(412,971)

The following table summarizes a reconciliation of income tax expense for operations, calculated at the statutory income tax rate to total income tax expense (benefit):

	Years ended March 31,
	2025	2024
Loss before income taxes	$(720,409)	$(412,971)
U.S. federal tax benefit (21%)	(67,692)	(28,455)
State tax benefit (7.5%), net of federal benefit	(19,099)	(8,028)
PRC tax benefit (25%)	(99,516)	(69,367)
Hong Kong tax benefit (16.5%)	-	-
Income tax expense (benefits) at statutory rate	(186,307)	(105,851)
Foreign tax rate differential	-	-
Change in valuation allowance	186,307	105,851
Other	-	-
Provision for income taxes	$-	$-
Effective tax rate	0%	0%